Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jun. 22, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	Jun. 30, 2017
Gotham Index Plus Fund | Class R6 Shares
Prospectus [Line Items]
Trading Symbol	GRNDX
Gotham Index Plus Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	GINDX